Net Gains (Losses) Arising From Derecognition of Financial Assets at Amortized Cost - Net Gains (Losses) Arising from Derecognition of Financial Assets at Amortized Cost (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Gain (loss) arising from derecognition of financial assets measured at amortised cost [abstract]
Gains		¥ 25,048	¥ 14,663	¥ 7,389
Losses		33,932	46,842	5,839
Total net gains(losses) arising from derecognition of financial assets at amortized cost	[1],[2],[3]	¥ (8,884)	¥ (32,179)	¥ 1,550

[1]	For the fiscal year ended March 31, 2024, the amounts of “Gains” and “Losses” from derecognition of financial assets at amortized cost have been reclassified from “Other income” and “Other expenses,” respectively, to conform to the presentation in the fiscal years ended March 31, 2026 and March 31, 2025.
[2]	For the fiscal year ended March 31, 2026, net losses from the derecognition of financial assets measured at amortized cost were primarily due to the sales of certain low-profit loans in the Americas. For the fiscal year ended March 31, 2025, those were primarily due to the sales of certain low-profit loans in the Europe and Middle East region. These sales were made to improve profitability and capital efficiency in global business.
[3]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.